COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE – 14 COMMITMENTS AND CONTINGENCIES

From time to time, the Company is involved in various legal proceedings and claims in the ordinary course of business. The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

As of March 31, 2024 and 2025, the Company has no material commitments or contingencies.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2023, 2024 AND 2025